Deferred revenue (Tables)	6 Months Ended
Feb. 28, 2026
Deferred Revenue
Schedule of deferred revenue liability

Amount
As at August 31, 2025	$3,408
Drawdown	24,170
Accretion of deferred revenue (Notes 20 and 24)	87
Revenue recognized	(27,665)
As at February 28, 2026	$-